Employees (Tables)	12 Months Ended
Dec. 31, 2025
Employees [Abstract]
Schedule of Employees
	Year ended December 31,
	2025 $’000	2024 $’000	2023 $’000
Staff costs comprised:
Directors’ salaries (including bonus)	2,313	1,969	929
Employees’ wages, salaries and bonus	1,378	1,120	1,777
Social security costs	201	140	136
Recruitment fees	82	20	24
Share based payment (credit) / charge	3,089	2,338	1,730
	7,063	5,587	4,596
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	2	3
Corporate and administration	7	6	6
	10	8	9